Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document period end date	Dec. 31, 2021
Current fiscal year end date	--12-31
Document transition report	false
Document shell company report	false
Entity file number	1-37791
Entity registrant name	COCA-COLA EUROPACIFIC PARTNERS PLC
Entity incorporation, state or country code	X0
Entity address, address line one	Pemberton House, Bakers Road
Entity address, city or town	Uxbridge
Entity address, postal zip code	UB8 1EZ
Entity address, country	GB
Title of 12(b) security	Ordinary Shares of €0.01 each
Entity common stock, shares outstanding (in shares)	456,235,032
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Entity central index key	0001650107
Amendment flag	false
Document fiscal year focus	2021
Document fiscal period focus	FY
No trading symbol flag	true
Business Contact
Document Information [Line Items]
Entity address, address line one	Pemberton House, Bakers Road
Entity address, city or town	Uxbridge
Entity address, postal zip code	UB8 1EZ
Entity address, country	GB
Contact personnel name	Clare Wardle
City area code	44
Local phone number	(0)1895 231 313
Contact personnel email address	secretariat@ccep.com